CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended				142 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2011 Aldagen Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,338,569)	$ (4,723,645)	$ (19,798,058)	$ (3,510,515)	$ (6,795,564,000)	$ (9,716,014)	$ (70,285,605)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	9,629	(4,057)	42,625	36,378
Depreciation and amortization	332,947	224,671	1,179,160	631,181	362,246	442,505	3,141,160
Loss on disposal of equipment					0	0	27,087
Non-cash interest expense - amortization of debt discount	(33,952)	163,920	614,450	508,846	2,819,549	2,546,246	9,421,931
Deferred Offering Expense					0	611,048	0
Write-down of inventories					17,986	0	74,399
Stock-based compensation	169,263	1,221,231	2,047,731	305,180	205,460	365,089	1,576,088
Change In Value Of Preferred Stock Warrant Liability Including Cumulative Effect Of Change In Accounting Principle					1,458,848	1,242,962	524,505
Stock Issued For Technology License					0	0	30,000
Change in fair value of derivative liabilities	(193,093)	220,314	(492,311)	(470,466)
Change in fair value of contingent consideration			4,334,932	0
Settlement of contingency			471,250	0
Amortization of deferred costs	42,753	34,109	136,436	201,875
Deferred income tax provision	4,890	4,609	18,000	18,000
Effect of amendment to contingent consideration	1,006,159	0
Loss on extinguishment of debt	19,867	0			0	0	(111,080)
Effect of issuance of warrants for term loan modification	303,517	0
Loss (Gain) on disposal of assets	7,837	(19,275)	84,336	(41,065)
Inducement expense	0	1,513,371	1,513,371	0
Gain on debt restructuring			0	(576,677)
Change in operating assets and liabilities, net of those acquired:
Prepaid expenses and other current assets	(809,648)	283,233	60,105	(85,181)	(571,013)	(507,362)	71,541
Accounts and other receivable, net	(642,062)	(333,406)	(260,510)	(944,589)	7,159	33,690	120,619
Accounts payable					(74,877)	75,857	308,105
Accrued expenses					(58,731)	(263,009)	100,523
Inventory	(235,852)	(36,333)	602,108	(79,825)	(9,413)	11,539	(125,605)
Accounts payable and accrued expenses	677,807	(296,297)	(83,767)	(1,055,983)	(58,731)	(263,009)	100,523
Deferred revenues	0	1,169,638	(654,721)	654,721
Other liabilities	(6,782)	(3,280)	(3,740)	8,981
Net cash used in operating activities	(4,213,585)	(508,531)	(11,392,819)	(4,239,489)	(4,493,393)	(7,774,236)	(56,214,443)
CASH FLOWS FROM INVESTING ACTIVITIES:
Property and equipment acquisitions	(100,000)	(275,818)	(2,087,562)	(66,430)
Cash acquired in business combination	0	24,563	24,563	0
Proceeds from sale of equipment	82,794	105,053	471,289	89,251	0	0	44,281
Purchase of property and equipment					(2,424)	(130,485)	(3,745,097)
Net cash (used in) provided by investing activities	(17,206)	(146,202)	(1,591,710)	22,821	(2,424)	(130,485)	(3,700,816)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	4,249,329	0	0	2,100,000	1,605,381	0	18,218,623
Redemption of preferred stock	0	(169,986)	(169,986)	0
Proceeds from issuance of common stock, net	4,851,738	6,026,000	9,493,906	3,774,330	0	1,000	52,227
Repayment of note payable	(270,000)	0	0	(2,641,506)	(21,718)	(2,009,624)	(4,722,829)
Proceeds from option and warrant exercises	0	1,070,260	4,066,959	191,026
Dividends paid on preferred stock	0	(36,595)	(36,595)	0
Proceeds from issuance of convertible debt, net			0	2,400,000
Debt issuance cost					0	0	(53,603)
Payments on capital lease obligations					(16,966)	(15,298)	(270,974)
Proceeds from issuance of preferred stock, net of issuance costs					0	0	46,853,427
Net cash provided by financing activities	8,831,067	6,889,679	13,354,284	5,823,850	1,566,697	(2,023,922)	60,076,871
Net increase (decrease) in cash	4,600,276	6,234,946	369,755	1,607,182	(2,929,120)	(9,928,643)	161,612
Cash, beginning of period	2,615,805	2,246,050	2,246,050	638,868	3,090,732	13,019,375
Cash, end of period	7,216,081	8,480,996	2,615,805	2,246,050	161,612	3,090,732	161,612
Supplemental cash flow information
Cash paid for interest			342,000	424,000	1,914	86,664	1,075,795
Noncash investing and financing activities:
Conversion of bridge notes and accrued interest					0	0	5,093,533
Acquisition of property and equipment under capital leases					$ 0	$ 0	$ 275,254